Basis of Presentation and General Information (Details)	9 Months Ended
	Sep. 22, 2017	Apr. 05, 2016
Stockholders' Equity, Reverse Stock Split	1-for-9,200 reverse stock split
DryShips
Ownership percentage		0.00%